Basic and Diluted Net Earnings Per Share (Details) - Schedule of basic and diluted net earnings per share - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator (thousands):
Net income attributed to Sapiens’ shareholders (in Dollars)	$ 26,247	$ 13,785	$ 352
Adjustment to redeemable non-controlling interest (in Dollars)			350
Net income used for earnings per share (in Dollars)	$ 26,247	$ 13,785	$ 702
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	50,031	49,827	49,170
Stock options	622	279	756
Denominator for diluted net earnings per share - adjusted weighted average number of shares	50,653	50,106	49,926